Supplement to the Prospectus of

                                     KEELEY
                           SMALL CAP VALUE FUND, INC.

                             Dated January 29, 1999

This Supplement provides corrected information with respect to the Fund's average annual total return for the five year period ended December 31, 1998. The following table replaces the average annual total return table on page 3 of the Prospectus.

                          Average annual total return
                                 as of 12/31/98

                                                   Inception
                               1 Year   5 Years    (10/1/93)
                  --------------------------------------------
                  Fund<F1>     (3.91)%    15.61%     15.77%
                  --------------------------------------------
                  Russell 2000 (2.55)%    11.87%     11.82%
                  --------------------------------------------
                  S&P 500       28.58%    24.06%     23.32%
                  --------------------------------------------

<F1>This performance table reflects the payment of the 4.50% sales load on the purchase of new shares.

                 The date of this Supplement is April 7, 1999.